Shareholder Report, Line Graph (Details) 194126_Pacer S-P MidCap 400 Quality FCF Aristocrats ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Aug. 27, 2025	Oct. 31, 2025
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Pacer S&P MidCap 400 Quality FCF Aristocrats ETF NAV
Accumulated Value	$ 10,000	$ 10,010
S&P MidCap 400 Quality FCF Aristocrats Index (USD) TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Quality FCF Aristocrats Index
Accumulated Value	10,000	$ 10,004
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000	$ 10,574
S&P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index
Accumulated Value	$ 10,000	$ 9,944